Income Taxes (Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of year		¥ 8,120	[1]	¥ 8,649	[1]	¥ 10,282
Additions for tax positions of the current year		0		0		45
Additions for tax positions of prior years		208		204		178
Reductions for tax positions of prior years		(49)		(44)		(17)
Settlements with tax authorities		0		(402)		(1,286)
Other		293		(287)		(553)
Balance at end of year	[1]	8,572		8,120		8,649
Unrecognized tax benefits, offset		¥ 1,412		¥ 933		¥ 2,043

[1]	The unrecognized tax benefits were offset by deferred tax assets in the amount of ¥1,412 million, ¥933 million and ¥2,043 million as of December 31, 2020, 2019 and 2018, respectively, and reported under “other noncurrent liabilities” on the consolidated balance sheets.